Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	2025	2024
Checking and saving accounts	$267,929	$271,337
Time deposits	50,000	291,000
Cash on hand	271	250
Bonds	64,354	50,726
	$382,554	$613,313